Financial risk management and financial instruments - Summary of Financial Instruments (Details) R in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2026 ZAR (R)	Apr. 30, 2026 USD ($)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ZAR (R)
Financial risk management and financial instruments
Financial assets - carrying value			R 93,127		R 85,517
Financial liabilities - carrying value			146,464		155,495
Amount issued			18,579		471
US Dollar Bond April 2033
Financial risk management and financial instruments
Amount issued	R 12,300	$ 750	12,300	$ 750
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value			92,374		102,645
Long-term debt | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value			92,374		102,645
Financial liabilities - fair value			92,121		98,316
Listed long-term debt | At amortised cost | Level 1 | USD
Financial risk management and financial instruments
Financial liabilities - carrying value			53,886		58,313
Financial liabilities - fair value			53,275		53,959
Listed long-term debt | At amortised cost | Level 2 | ZAR
Financial risk management and financial instruments
Financial liabilities - carrying value			9,121		4,522
Financial liabilities - fair value			9,064		4,445
Listed convertible bonds | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value			11,368		12,238
Financial liabilities - fair value			11,405		12,263
Unlisted long-term debt | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value			17,999		27,572
Financial liabilities - fair value			18,377		27,649
Short-term debt and bank overdraft | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value			1,266		668
Financial liabilities - fair value			1,266		668
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value			34,831		34,757
Trade and other payables | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value			34,831		34,757
Financial liabilities - fair value			34,831		34,757
Long-term and short-term financial liabilities | At fair value through profit or loss
Financial risk management and financial instruments
Financial liabilities - carrying value			549		66
Financial liabilities - fair value			549		66
Commodity and currency derivative liabilities | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial liabilities - carrying value			240		45
Financial liabilities - fair value			240		45
Convertible bond embedded derivative liability
Financial risk management and financial instruments
Financial liabilities - carrying value			309
Convertible bond embedded derivative liability | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value			309		7
Financial liabilities - fair value			309		7
Oxygen supply contract embedded derivative liabilities | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value					14
Financial liabilities - fair value					14
Long-term restricted cash | At amortised cost
Financial risk management and financial instruments
Financial assets - carrying value			2,145		1,945
Financial assets - fair value			2,145		1,945
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value			2,768		2,884
Long-term receivables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial assets - carrying value			2,768		2,884
Financial assets - fair value			2,768		2,848
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value			37,963		35,180
Trade and other receivables | At amortised cost
Financial risk management and financial instruments
Financial assets - carrying value			36,766		33,752
Financial assets - fair value			36,766		33,752
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value			43,304		41,050
Cash and cash equivalents | At amortised cost
Financial risk management and financial instruments
Financial assets - carrying value			43,304		41,050
Financial assets - fair value			43,304		41,050
Long and short-term financial assets | At fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value			9,084		6,395
Financial assets - fair value			9,084		6,395
Commodity and currency derivative assets | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial assets - carrying value			2,230		2,360
Financial assets - fair value			2,230		2,360
Oxygen supply contract embedded derivative assets | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial assets - carrying value			3,022		863
Financial assets - fair value			3,022		863
Other short-term investments | At fair value through profit or loss | Level 1
Financial risk management and financial instruments
Financial assets - carrying value			3,832		3,172
Financial assets - fair value			3,832		3,172
Other long-term investments | At fair value through profit or loss | Level 1
Financial risk management and financial instruments
Financial assets - carrying value			1,251		1,052
Financial assets - fair value			1,251		1,052
Other receivables | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial assets - carrying value			1,197		1,428
Financial assets - fair value			1,197		1,428
Investments in unlisted securities | Designated at fair value through other comprehensive income | Level 3
Financial risk management and financial instruments
Financial assets - carrying value			8		8
Financial assets - fair value			R 8		R 8